UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:

811-08763

Name of registrant:

MH Elite Portfolio of Funds, Inc.

Address:

220 Russell Avenue

Rahway, NJ 07065

Agent for service:

MH Elite Portfolio of Funds, Inc.

220 Russell Avenue

Rahway, NJ 07065

Registrant's telephone number, including area code:

1-800-318-7969

Date of fiscal year end:

December 31

Date of reporting period:

 September 30, 2011

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds
Schedule of Portfolio of Investments
September 30, 2011

Mutual Funds	Quantity	Value

Parnassus Small Cap	16,032	$301,249
Pimco Small Cap StockPlus TR I	41,037	243,758
SouthernSun Small Cap Inv	11,741	229,417
Fidelity Small Cap Discovery	13,228	225,000
T Rowe Price Small Cap Stock	7,556	222,513
Dreyfus Opportunitistic Small Cap	10,300	222,490
TFS Small Cap	20,933	219,798
Allianz NFJ Small Cap Value I	7,471	202,231
Royce Dividend Value Inv	33,875	193,088
Royce 100 Inv	24,282	192,315
Cambiar Small Cap Inv	12,740	183,971
Janus Triton T	11,906	176,802
Perkins Small Cap Value I	8,000	165,280
Homestead Small Company	8,344	164,038
Royce Micro Cap Inv	9,999	140,780
Adirondack Small Cap	9,434	122,547
Schneider Small Cap Value	10,339	118,583
Marshall Small Cap Growth Y	7,489	114,279
		3,438,139

Short-Term Securities

Fidelity Institutional Money Market Portfolio		30,946

Total Investments in Securities		3,469,085

Other assets		95,978

Net Assets		$3,565,063

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds
Schedule of Portfolio of Investments
September 30, 2011

Mutual Funds	Quantity	Value

Sterling Capital Equity Income I	23,476	$311,523
Wells Fargo Advantage Growth Adm	9,395	309,950
Weitz Partners III Oportunity	27,778	298,056
Mainstay ICAP Select Equity I	9,852	297,620
Pimco Fundamental Index Plus Trust	61,189	295,542
Artisan Mid Cap Value Inv	15,527	293,156
Gabelli Assett Fund - AAA	6,346	276,767
Blackrock US Opportunitites I	7,939	268,726
Amana Income	9,000	260,460
Primecap Odyssey Growth	18,850	259,566
Fairholme	10,691	256,807
Ivy Mid Cap Growth I	16,138	251,103
Brown Advisory Growth Equity I	21,872	250,000
Scout Mid Cap	20,113	250,000
Yacktman	15,366	250,000
Aston/Optimum Mid Cap N	9,347	238,078
Amana Growth	10,602	234,415
Ridgeworth Mid Cap Value Equity I	23,511	221,708
Columbia Value and Restructuring Z	5,278	207,695
Fidelity Select Consumer Staples	2,965	201,113
T Rowe Price Media & Telecom	4,136	200,000

Total Mutual Funds		5,432,285

Short-Term Securities

Fidelity Institutional Money Market Portfolio		73,850

Total Investments in Securities		5,506,135

Other assets		133,428

Net Assets		$5,639,563

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds
Schedule of Portfolio of Investments
September 30, 2011

Mutual Funds	Quantity	Value

TFS Market Neutral	17,250	$240,460
Permanent Portfolio	4,841	220,728
Oppenheimer Developing Markets Y	7,058	201,072
T. Rowe Price Latin America	4,310	171,747
Lazard Emerging Markets Equity I	8,733	149,952
Metzler/Payden European Emerging Markets	7,167	149,369
Allianz NFJ International Value I	8,325	141,436
Prudential Global Real Estate Z	8,161	133,515
Harbor International I	2,661	133,410
Wasatch Emerging Markets Small Cap	61,475	132,787
Blackrock International Opportunities I	4,498	127,564
T. Rowe Price International Discovery	3,422	127,007
Fidelity Canada	2,590	125,000
First Eagle Global I	2,831	125,000
Janus Overseas T	3,626	123,050
Franklin Gold and Precious Metals Adv	2,793	116,069
Blackrock Health Sciences Opportunities Inv A	4,142	116,030
T. Rowe Price Health Sciences	3,771	115,875
Manning & Napier World Opportunities A	15,508	108,093
Oakmark International I	6,607	106,567
PIMCO Global Multi Asset I	8,811	97,621
Vanguard Energy Inv	1,701	92,868
First American Global Infrastructure	10,593	87,500
Nuveen Tradewinds Global Resources I	4,148	85,442

Total Mutual Funds		3,228,162

Short-Term Securities

Fidelity Institutional Money Market Portfolio		518,514

Total Investments in Securities		3,746,676

Other assets		86,553

Net Assets		$3,833,229

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds
Schedule of Portfolio of Investments
September 30, 2011

Mutual Funds	Quantity	Value

Other assets		$610,501

Net Assets		$610,501

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds' securities on a daily basis.  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$3,565,063	$5,639,563	$3,833,229	$610,501
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$3,565,063	$5,639,563	$3,833,229	$610,501

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit are attached to this Form N-Q:

- Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                                  Jeff Holcombe Vice President

Date:   November 29, 2011